Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2025	Jan. 01, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 1,012	€ 772
Disposals, property, plant and equipment		(77)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	233	144
Plant and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	400	388
Fixtures fittings tooling and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	379	240
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,596	1,377	€ 1,377	€ 1,124
Additions other than through business combinations, property, plant and equipment	426	318
Disposals, property, plant and equipment	(76)	(77)
Increase (decrease) through transfers and other changes, property, plant and equipment	(58)	(17)
Increase (decrease) through net exchange differences, property, plant and equipment	(73)	29
Gross carrying amount [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	279	186	186	106
Additions other than through business combinations, property, plant and equipment	66	75
Disposals, property, plant and equipment	0	(3)
Increase (decrease) through transfers and other changes, property, plant and equipment	33	5
Increase (decrease) through net exchange differences, property, plant and equipment	(6)	3
Gross carrying amount [member] | Plant and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	741	755	755	523
Additions other than through business combinations, property, plant and equipment	151	80
Disposals, property, plant and equipment	(38)	(49)
Increase (decrease) through transfers and other changes, property, plant and equipment	(86)	185
Increase (decrease) through net exchange differences, property, plant and equipment	(41)	16
Gross carrying amount [member] | Fixtures fittings tooling and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	576	436	436	495
Additions other than through business combinations, property, plant and equipment	209	163
Disposals, property, plant and equipment	(38)	(25)
Increase (decrease) through transfers and other changes, property, plant and equipment	(5)	(207)
Increase (decrease) through net exchange differences, property, plant and equipment	(26)	10
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(584)	(605)	(605)	(530)
Disposals, property, plant and equipment	128	80
Increase (decrease) through transfers and other changes, property, plant and equipment	46	(10)
Increase (decrease) through net exchange differences, property, plant and equipment	21	(8)
Depreciation, property, plant and equipment, operating	174	137
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(46)	(42)	(42)	(35)
Disposals, property, plant and equipment	0	2
Increase (decrease) through transfers and other changes, property, plant and equipment	0	(2)
Increase (decrease) through net exchange differences, property, plant and equipment	2	(1)
Depreciation, property, plant and equipment, operating	6	6
Accumulated depreciation, amortisation and impairment [member] | Plant and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(341)	(367)	(367)	(323)
Disposals, property, plant and equipment	80	66
Increase (decrease) through transfers and other changes, property, plant and equipment	45	(2)
Increase (decrease) through net exchange differences, property, plant and equipment	12	(4)
Depreciation, property, plant and equipment, operating	111	104
Accumulated depreciation, amortisation and impairment [member] | Fixtures fittings tooling and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(197)	(196)	€ (196)	€ (172)
Disposals, property, plant and equipment	48	12
Increase (decrease) through transfers and other changes, property, plant and equipment	1	(6)
Increase (decrease) through net exchange differences, property, plant and equipment	7	(3)
Depreciation, property, plant and equipment, operating	€ 57	€ 27